Financial Assets and Financial Liabilities	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Financial Liabilities

Note 10—Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

	September 30, 2022	December 31, 2021
	(EUR’000)
Financial assets by category
Trade receivables	6,655	2,200
Other receivables (excluding income tax and indirect tax receivables)	3,751	12,276
Marketable securities	326,818	343,358
Cash and cash equivalents	608,330	446,267
Financial assets measured at amortized cost	945,554	804,101
Total financial assets	945,554	804,101
Classified in the statement of financial position
Non-current assets	17,232	109,369
Current assets	928,322	694,732
Total financial assets	945,554	804,101

	September 30, 2022	December 31, 2021
	(EUR’000)
Financial liabilities by category
Borrowings
Convertible senior notes	434,353	—
Lease liabilities	118,888	104,961
Trade payables and accrued expenses	86,102	59,417
Financial liabilities measured at amortized cost	639,343	164,378
Derivative liabilities	132,731	—
Financial liabilities measured at fair value through profit or loss	132,731	—
Total financial liabilities	772,074	164,378
Classified in the statement of financial position
Non-current liabilities	665,876	97,966
Current liabilities	106,198	66,412
Total financial liabilities	772,074	164,378

Marketable Securities

Marketable securities are measured at amortized cost, and fair values are determined based on quoted market prices. (Level 1 in the fair value hierarchy).

The composition of the portfolio is specified in the following table:

	September 30, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities
U.S. Treasury bills	54,149	54,068	—	—
U.S. Government bonds	124,376	122,435	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	134,960	133,196	226,771	226,379
Agency bonds	13,333	13,144	18,972	18,934
Total marketable securities	326,818	322,843	343,358	342,731
Classified based on maturity profiles
Non-current assets	15,338	14,700	107,561	107,175
Current assets	311,480	308,143	235,797	235,556
Total marketable securities	326,818	322,843	343,358	342,731
Specified by rate structure
Fixed rate	259,768	255,884	323,176	322,556
Floating rate	12,901	12,891	17,975	17,968
Zero-coupon	54,149	54,068	2,207	2,207
Total marketable securities	326,818	322,843	343,358	342,731
Specified by investment grade credit rating
High grade	205,504	203,120	144,307	144,030
Upper medium grade	118,865	117,278	196,909	196,566
Lower medium grade	2,449	2,445	2,142	2,135
Total marketable securities	326,818	322,843	343,358	342,731

The Company’s portfolio of marketable securities is all denominated in U.S. Dollars. At September 30, 2022, the portfolio had a weighted average duration of 5.2 and 14.4 months for current and non-current positions, respectively, and 5.7 months for the entire portfolio.

All marketable securities have investment grade ratings and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default which is considered in conjunction with the expected loss given default from securities with similar credit ratings and attributes. This assessment did not reveal a material expected credit loss and accordingly, no provision for expected credit loss has been recognized.

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions, and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2022. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On September 30, 2022, the carrying amount of the convertible notes was €434.4 million, and the fair value was approximately €411.2 million. Fair value cannot be measured based on quoted prices in active markets, or other observable input, and accordingly the fair value was estimated by using an estimated market rate for an equivalent non-convertible instrument (Level 3 in the fair value hierarchy).

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing model (Level 3 in the fair value hierarchy). Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (49% as of September 30, 2022).

Sensitivity Analysis

Derivative liabilities were recognized in March 2022, at the initial fair value of €142.5 million. For the three and nine months ended September 30, 2022, we recognized a remeasurement loss and gain, respectively of €30.7 million and €9.7 million.

On September 30, 2022, all other inputs and assumptions held constant, a 10% increase in volatility, will increase the fair value of derivative liabilities by approximately €15.5 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in volatility indicates the opposite impact.

Similarly, on September 30, 2022, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €23.9 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Maturity Analysis

Maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at September 30, 2022, is specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
September 30, 2022
Borrowings
Convertible senior notes	13,272	53,088	603,137	669,497	434,353
Lease liabilities	13,605	58,249	69,280	141,134	118,888
Trade payables and accrued expenses	86,102	—	—	86,102	86,102
Total financial liabilities	112,979	111,337	672,417	896,733	639,343